UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8194

FINANCIAL INVESTORS TRUST

(Exact name of Registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

JoEllen L. Legg, Esq.

Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: April 30

Date of reporting period: November 1, 2010 – January 31, 2011

Item 1. Schedule of Investments.

ALPS/Red Rocks Listed Private Equity Fund
STATEMENT OF INVESTMENTS
January 31, 2011 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS (98.85%)
COMMUNICATIONS (2.64%)
Internet (2.64%)
Internet Capital Group, Inc.(a)	158,000	$1,924,440
Safeguard Scientifics, Inc.(a)	128,000	2,105,600

		4,030,040

TOTAL COMMUNICATIONS		4,030,040

CONSUMER, NON-CYCLICAL (2.27%)
Food (2.27%)
Orkla ASA	385,000	3,466,427

TOTAL CONSUMER, NON-CYCLICAL		3,466,427

DIVERSIFIED (14.11%)
Holding Companies-Diversified Operations (14.11%)
Ackermans & van Haaren N.V.	44,900	3,849,555
HAL Trust	41,000	5,501,246
Leucadia National Corp.	233,400	7,590,168
Wendel Investissement	46,100	4,602,552

		21,543,521

TOTAL DIVERSIFIED		21,543,521

FINANCIAL (79.83%)
Closed-End Funds (25.58%)
AP Alternative Assets LP	442,086	4,266,130
ARC Capital Holdings, Ltd.(a)	2,196,000	2,613,240
Candover Investments PLC(a)	149,452	1,559,684
Castle Private Equity, Ltd.(a)	85,000	774,365
Conversus Capital LP(a)	330,984	6,864,608
Electra Private Equity PLC(a)	210,000	5,388,928
Graphite Enterprise Trust PLC	456,000	2,249,760
HBM BioVentures AG, Class A(a)	65,427	3,001,048
HgCapital Trust PLC(a)	47,670	75,978
HgCapital Trust PLC	186,265	2,879,249
Princess Private Equity Holding, Ltd.(a)	423,367	3,750,355
Standard Life European Private Equity Trust PLC	60,671	138,975
SVG Capital PLC(a)	1,534,318	5,493,049

		39,055,369
Diversified Financial Services (22.49%)
Blackstone Group LP	470,500	7,400,965
GP Investments, Ltd.(a)	895,999	3,655,054
Intermediate Capital Group PLC	1,160,000	6,313,962
KKR & Co. LP	492,000	7,375,080
Onex Corp.	231,000	7,428,172
Partners Group Holding AG	12,500	2,167,638

		34,340,871
Investment Companies (11.97%)
Bure Equity AB	135,000	720,039
China Merchants China Direct Investments, Ltd.	976,800	2,057,173

DeA Capital SpA(a)	715,467	1,233,294
Investor AB, Class B	238,000	5,501,973
LMS Capital PLC(a)	190,528	157,176
MVC Capital, Inc.	119,900	1,669,008
Ratos AB, B Shares	152,000	5,700,898
THL Credit, Inc.	96,107	1,228,247

		18,267,808
Private Equity (17.24%)
3i Group PLC	1,373,000	6,817,934
Altamir Amboise(a)	340,111	3,017,497
Deutsche Beteiligungs AG	58,108	1,654,819
Dinamia Capital Privado S.C.R., SA	87,418	1,020,942
Eurazeo	90,600	6,677,343
GIMV N.V.	70,500	3,744,208
IP Group PLC(a)	1,214,247	661,312
JAFCO Co., Ltd.	97,000	2,725,171

		26,319,226
Real Estate (2.55%)
Brookfield Asset Management, Inc., Class A	119,500	3,899,285

TOTAL FINANCIAL		121,882,559

TOTAL COMMON STOCKS
(Cost $119,005,156)		150,922,547

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS (1.90%)
Money Market Fund (1.90%)
Dreyfus Treasury Prime Cash Management, Investor Shares	0.00007%	2,901,534	2,901,534

TOTAL SHORT TERM INVESTMENTS (Cost $2,901,534)			2,901,534

TOTAL INVESTMENTS (100.75%) (Cost $121,906,690)			$153,824,081

Liabilities In Excess Of Other Assets (-0.75%)			(1,138,620)

NET ASSETS (100.00%)			$152,685,461

(a)	Non-Income Producing Security.

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA - Allmennaksjeselskap is the Norwegian term for a public company.

LP - Limited Partnership

Ltd. - Limited

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.

SpA –Societa Per azioni is an Italian shared company.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

ALPS/WMC Value Intersection Fund
STATEMENT OF INVESTMENTS
January 31, 2011 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS (96.83%)
CONSUMER DISCRETIONARY (9.62%)
Automobiles & Components (3.01%)
Ford Motor Co. (a)	48,100	$767,195
General Motors Co. (a)	12,900	470,721
TRW Automotive Holdings Corp. (a)	11,900	709,954

		1,947,870

Consumer Durables & Apparel (1.17%)
Mattel, Inc.	13,600	322,048
Whirlpool Corp.	5,100	436,050

		758,098

Consumer Services (0.46%)
Carnival Corp.	6,700	299,557

Media (3.14%)
CBS Corp., Class B	27,700	549,291
News Corp. - Class A	36,200	543,724
Time Warner Cable, Inc.	13,939	945,482

		2,038,497

Retailing (1.84%)
Abercrombie & Fitch Co. - Class A	8,600	433,526
The Gap, Inc.	9,100	175,357
Kohl’s Corp. (a)	4,800	243,744
Lowe’s Cos., Inc.	13,600	337,280

		1,189,907

TOTAL CONSUMER DISCRETIONARY		6,233,929

CONSUMER STAPLES (6.38%)
Food & Staples Retailing (1.23%)
Wal-Mart Stores, Inc.	14,200	796,194

Food Beverage & Tobacco (4.26%)
Altria Group, Inc.	30,200	710,002
Constellation Brands, Inc. - Class A (a)	19,700	378,634
Dr Pepper Snapple Group, Inc.	12,900	457,047
Lorillard, Inc.	6,700	504,108
Philip Morris International, Inc.	12,425	711,207

		2,760,998

Household & Personal Products (0.89%)
Kimberly-Clark Corp.	8,900	576,097

TOTAL CONSUMER STAPLES		4,133,289

ENERGY (13.38%)
Energy (13.38%)
Anadarko Petroleum Corp.	11,500	886,420
Apache Corp.	1,400	167,104
Baker Hughes, Inc.	10,500	719,355
Chesapeake Energy Corp.	18,700	552,211
Chevron Corp.	24,019	2,280,124
Exxon Mobil Corp.	10,964	884,575
Hess Corp.	9,700	815,964
Marathon Oil Corp.	26,000	1,188,200
Occidental Petroleum Corp.	12,100	1,169,828

TOTAL ENERGY		8,663,781

FINANCIALS (26.13%)
Banks (6.39%)
Comerica, Inc.	12,360	472,152
PNC Financial Services Group, Inc.	11,700	702,000
US Bancorp	27,900	753,300
Wells Fargo & Co.	68,200	2,211,044

		4,138,496

Diversified Financials (11.10%)
Ameriprise Financial, Inc.	17,800	1,097,370
Bank of America Corp.	110,912	1,522,822
BlackRock, Inc.	1,700	336,634
Citigroup, Inc. (a)	117,800	567,796
The Goldman Sachs Group, Inc.	6,700	1,096,254
JPMorgan Chase & Co.	48,700	2,188,578
SLM Corp. (a)	26,600	383,306

		7,192,760

Insurance (7.52%)
ACE, Ltd.	13,300	819,147
Allied World Assurance Co. Holdings, Ltd.	7,800	470,574
Axis Capital Holdings, Ltd.	15,000	533,700
Everest Re Group, Ltd.	4,300	362,404
Genworth Financial, Inc. - Class A (a)	41,100	557,727
Hartford Financial Services Group, Inc.	26,100	725,058
MetLife, Inc.	12,200	558,394
The Travelers Cos., Inc.	8,500	478,210
Unum Group	14,800	369,112

		4,874,326

Real Estate (1.12%)
Forest City Enterprises, Inc. - Class A (a)	42,800	723,748

TOTAL FINANCIALS		16,929,330

HEALTH CARE (12.74%)
Health Care Equipment & Services (3.81%)
Aetna, Inc.	11,500	378,810
McKesson Corp.	7,600	571,292
UnitedHealth Group, Inc.	20,500	841,525

WellPoint, Inc. (a)	10,900	677,108

		2,468,735

Pharmaceuticals, Biotechnology & Life Sciences (8.93%)
Agilent Technologies, Inc. (a)	14,700	614,901
Amgen, Inc. (a)	13,900	765,612
Eli Lilly & Co.	13,700	476,349
Forest Laboratories, Inc. (a)	9,828	317,051
Gilead Sciences, Inc. (a)	7,600	291,688
Merck & Co., Inc.	17,400	577,158
Pfizer, Inc.	94,223	1,716,743
Thermo Fisher Scientific, Inc. (a)	8,400	481,068
Watson Pharmaceuticals, Inc. (a)	10,000	545,200

		5,785,770

TOTAL HEALTH CARE		8,254,505

INDUSTRIALS (11.78%)
Capital Goods (10.77%)
3M Co.	3,800	334,096
The Boeing Co.	4,300	298,764
Caterpillar, Inc.	7,600	737,276
Dover Corp.	13,100	839,710
General Dynamics Corp.	9,100	686,140
General Electric Co.	59,800	1,204,372
Joy Global, Inc.	5,300	462,054
Northrop Grumman Corp.	9,100	630,630
Parker Hannifin Corp.	8,500	759,985
The Timken Co.	7,900	371,458
United Technologies Corp.	8,000	650,400

		6,974,885

Commercial & Professional Services (0.39%)
RR Donnelley & Sons Co.	14,100	249,852

Transportation (0.62%)
Delta Air Lines, Inc. (a)	34,700	404,949

TOTAL INDUSTRIALS		7,629,686

INFORMATION TECHNOLOGY (4.15%)
Semiconductors & Semiconductor Equipment (0.70%)
Xilinx, Inc.	14,000	450,800

Software & Services (3.45%)
Accenture PLC - Class A	18,900	972,783
eBay, Inc. (a)	25,100	762,036
Microsoft Corp.	18,100	501,823

		2,236,642

TOTAL INFORMATION TECHNOLOGY		2,687,442

MATERIALS (3.48%)
Materials (3.48%)
CF Industries Holdings, Inc.		2,760	372,711
The Dow Chemical Co.		18,300	649,284
Freeport-McMoRan Copper & Gold, Inc.		5,600	609,000
Newmont Mining Corp.		4,400	242,308
Valspar Corp.		10,200	381,174

TOTAL MATERIALS			2,254,477

TELECOMMUNICATION SERVICES (2.96%)
Telecommunication Services (2.96%)
AT&T, Inc.		69,645	1,916,630

TOTAL TELECOMMUNICATION SERVICES			1,916,630

UTILITIES (6.21%)
Utilities (6.21%)
CenterPoint Energy, Inc.		22,800	368,220
DPL, Inc.		8,500	222,530
Entergy Corp.		3,500	252,595
NextEra Energy, Inc.		11,200	598,752
Northeast Utilities		15,100	497,092
PG&E Corp.		13,600	629,408
UGI Corp.		31,600	990,660
Xcel Energy, Inc.		19,700	464,329

TOTAL UTILITIES			4,023,586

TOTAL COMMON STOCKS (Cost $50,721,358)			62,726,655

EXCHANGE TRADED FUNDS (1.64%)
iShares Russell 1000 Value Index Fund		16,000	1,060,480

TOTAL EXCHANGE TRADED FUNDS (Cost $1,011,249)			1,060,480

	7-Day Yield	Shares	Value (Note 1)

SHORT TERM INVESTMENTS (1.62%)
Money Market Fund (1.62%)
Fidelity Institutional Money Market - Money Market
Portfolio - Class I	0.21%	1,050,907	1,050,907

TOTAL SHORT TERM INVESTMENTS (Cost $1,050,907)			1,050,907

TOTAL INVESTMENTS (100.09%) (Cost $52,783,514)			$64,838,042

Liabilities In Excess Of Other Assets (-0.09%)			(56,673)

NET ASSETS (100.00%)			$64,781,369

(a)	Non-Income Producing Security.

Common Abbreviations:

Ltd.- Limited

PLC - Public Limited Company

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

Clough China Fund
STATEMENT OF INVESTMENTS
January 31, 2011 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS (84.26%)
CONSUMER DISCRETIONARY (12.84%)
Automobiles (1.73%)
Brilliance China Automotive Holdings, Ltd. (a)	1,382,000	$1,044,355
Dongfeng Motor Group Co., Ltd. - Class H	362,000	643,504

		1,687,859
Distributors (1.90%)
Dah Chong Hong Holdings, Ltd.	864,000	821,574
Li & Fung, Ltd.	158,000	1,029,103

		1,850,677
Household Durables (2.45%)
China Overseas Grand Oceans Group, Ltd. (a)	707,000	731,787
Man Wah Holdings, Ltd.	1,053,794	1,662,101

		2,393,888
Multiline Retail (0.44%)
Parkson Retail Group, Ltd.	253,000	432,748

Specialty Retail (4.30%)
Hengdeli Holdings, Ltd.	984,000	557,107
SA SA International Holdings, Ltd.	6,646,000	3,641,868

		4,198,975
Textiles, Apparel & Luxury Goods (2.02%)
Anta Sports Products, Ltd.	618,790	996,521
China Lilang, Ltd.	471,000	620,900
Xtep International Holdings, Ltd.	541,000	352,162

		1,969,583

TOTAL CONSUMER DISCRETIONARY		12,533,730

CONSUMER STAPLES (3.94%)
Food & Staples Retailing (1.75%)
China Resources Enterprise, Ltd.	434,000	1,709,264

Food Products (1.83%)
Shenguan Holdings Group, Ltd.	874,300	1,176,057
Want Want China Holdings, Ltd.	736,000	613,805

		1,789,862
Personal Products (0.36%)
Hengan International Group Co., Ltd.	46,000	345,296

TOTAL CONSUMER STAPLES		3,844,422

ENERGY (5.39%)
Oil, Gas & Consumable Fuels (5.39%)
China Petroleum & Chemical Corp., Class H	1,677,000	1,853,537
China Shenhua Energy Co., Ltd., Class H	609,000	2,492,333
CNOOC, Ltd.	411,000	914,863

		5,260,733

TOTAL ENERGY		5,260,733

FINANCIALS (22.72%)
Commercial Banks (16.90%)
Bank of China, Ltd. - Class H	6,834,300	3,569,914

China Construction Bank Corp. - Class H	7,644,080	6,755,466
Industrial & Commercial Bank of China, Class H	8,253,967	6,177,361

		16,502,741
Diversified Financial Services (1.38%)
Hong Kong Exchanges and Clearing, Ltd.	58,500	1,347,940

Insurance (2.57%)
China Life Insurance Co., Ltd., Class H	295,000	1,150,343
Ping An Insurance Group Co. of China, Ltd. - Class H	136,500	1,365,788

		2,516,131
Real Estate Management & Development (1.87%)
China Overseas Land & Investment, Ltd.	208,000	395,010
Evergrande Real Estate Group, Ltd.	560,000	299,815
KWG Property Holdings, Ltd.	1,139,000	852,528
Swire Pacific, Ltd. - Class A	17,500	276,820

		1,824,173

TOTAL FINANCIALS		22,190,985

INDUSTRIALS (13.96%)
Building Products (0.99%)
China Liansu Group Holdings, Ltd. (a)	1,008,000	970,345

Commercial Services & Supplies (0.91%)
China Everbright International, Ltd.	1,763,000	891,805

Construction & Engineering (5.16%)
China State Construction International Holdings, Ltd.	5,098,010	5,041,548

Electrical Equipment (2.10%)
Boer Power Holdings, Ltd. (a)	808,000	837,365
Dongfang Electric Corp., Ltd. - Class H	285,200	1,212,855

		2,050,220
Industrial Conglomerates (0.84%)
Hutchison Whampoa, Ltd.	70,000	819,658

Machinery (1.00%)
China Automation Group, Ltd.	1,276,000	979,391

Road & Rail (0.83%)
MTR Corp.	219,000	804,429

Transportation Infrastructure (2.13%)
COSCO Pacific, Ltd.	764,000	1,433,116
Jiangsu Expressway Co., Ltd., Class H	597,000	643,873

		2,076,989

TOTAL INDUSTRIALS		13,634,385

INFORMATION TECHNOLOGY (12.57%)
Communications Equipment (3.30%)
China Wireless Technologies, Ltd.	1,216,000	677,510
Comba Telecom Systems Holdings, Ltd.	898,661	964,908
SIM Technology Group, Ltd.	2,014,000	401,139
VTech Holdings, Ltd.	105,600	1,179,747

		3,223,304
Computers & Peripherals (0.94%)
Lenovo Group, Ltd.	1,574,000	918,016

Electronic Equipment & Instruments (2.05%)
Hollysys Automation Technologies, Ltd. (a)		76,500	1,227,825
Kingboard Laminates Holdings, Ltd.		777,000	773,318

			2,001,143
Internet Software & Services (4.38%)
Tencent Holdings, Ltd.		164,100	4,282,461

Semiconductors & Semiconductor Equipment (0.82%)
GCL Poly Energy Holdings, Ltd. (a)		1,702,000	797,948

Software (1.08%)
Kingdee International Software Group Co., Ltd.		1,596,000	1,054,816

TOTAL INFORMATION TECHNOLOGY			12,277,688

MATERIALS (5.74%)
Chemicals (1.10%)
Lee & Man Holdings, Ltd.		512,000	571,211
Sateri Holdings, Ltd. (a)		511,500	504,503

			1,075,714
Construction Materials (1.05%)
Anhui Conch Cement Co., Ltd., Class H		219,000	1,020,200

Metals & Mining (3.59%)
Maanshan Iron & Steel Co., Ltd. - Class H		1,109,000	623,298
Zhaojin Mining Industry Co., Ltd., Class H		781,000	2,882,728

			3,506,026

TOTAL MATERIALS			5,601,940

TELECOMMUNICATION SERVICES (7.10%)
Diversified Telecommunication (3.26%)
China Telecom Corp., Ltd., Class H		5,368,000	3,183,903

Wireless Telecommunication Services (3.84%)
China Mobile, Ltd.		316,400	3,110,169
SmarTone Telecommunications Holdings, Ltd.		231,500	642,599

			3,752,768

TOTAL TELECOMMUNICATION SERVICES			6,936,671

TOTAL COMMON STOCKS
(Cost $69,507,397)			82,280,554

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS (12.04%)
Money Market Fund (12.04%)
(12.04%)
Dreyfus Cash Management Fund, Institutional Class	0.00007%	11,757,220	11,757,220

TOTAL SHORT TERM INVESTMENTS
(Cost $11,757,220)			11,757,220

TOTAL INVESTMENTS (96.30%)
(Cost $81,264,617)			$94,037,774

Other Assets In Excess Of Liabilities (3.70%)			3,614,130

NET ASSETS (100.00%)	$97,651,904

(a)	Non-Income Producing Security.

Common Abbreviations:

Ltd. - Limited

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

JEFFERIES ASSET MANAGEMENT COMMODITY STRATEGY ALLOCATION FUND

CONSOLIDATED STATEMENT of INVESTMENTS

January 31, 2011 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS 39.32%
Australia 0.69%
Fortescue Metals Group, Ltd.*	3,458	$21,986
Incitec Pivot, Ltd.	31,369	134,422
Newcrest Mining, Ltd.	3,282	120,950
Nufarm, Ltd.*	3,965	20,665
Woodside Petroleum, Ltd.	1,378	57,182

		355,205

Bermuda 0.56%
Aquarius Platinum, Ltd.	1,502	8,322
Bunge, Ltd.	2,726	185,559
Energy XXI (Bermuda), Ltd.*	2,708	78,018
Sinofert Holdings, Ltd.*	34,216	19,002

		290,901

Brazil 0.78%
Companhia Siderurgica Nacional SA, ADR	3,145	53,654
Gerdau SA, ADR	2,133	28,262
Petroleo Brasileiro SA, ADR	5,088	186,882
Vale SA, ADR	3,772	131,379

		400,177

Canada 6.37%
Advantage Oil & Gas, Ltd.*	6,595	48,935
Agnico-Eagle Mines, Ltd.	917	62,766
Agrium, Inc.	3,033	267,968
Angle Energy, Inc.*	2,496	17,972
Bankers Petroleum, Ltd.*	9,683	80,647
Barrick Gold Corp.	5,415	256,703
Birchcliff Energy, Ltd.*	4,875	55,257
Cameco Corp.	1,017	42,159
Canadian Natural Resources, Ltd.	2,572	114,685
Celtic Exploration, Ltd.*	2,826	56,162
Corridor Resources, Inc.*	3,502	18,675
Crew Energy, Inc.*	3,236	64,988
Daylight Energy, Ltd.	8,161	82,233
Delphi Energy Corp.*	4,330	8,865
Eldorado Gold Corp.	2,982	47,916
EnCana Corp.	1,776	57,234
Galleon Energy, Inc*	2,601	10,884
Goldcorp, Inc.	4,014	161,105
Inmet Mining Corp.	290	21,619
Ivanhoe Mines, Ltd.*	1,549	43,020
Legacy Oil + Gas, Inc.*	4,460	68,814
Midway Energy, Ltd.*	2,465	12,210
New Gold, Inc.*	878	7,032
Osisko Mining Corp.*	1,759	23,381
Pan American Silver Corp.	577	18,894
Paramount Resources, Ltd.*	1,380	42,543
Potash Corp. of Saskatchewan, Inc.	5,711	1,011,766
SEMAFO, Inc.*	609	6,203
Silver Wheaton Corp.*	1,886	58,180
Suncor Energy, Inc.	3,779	156,466
Talisman Energy, Inc.	2,468	56,540

Teck Resources, Ltd., Class B	1,232	74,620
TransCanada Corp.	1,679	61,285
Transglobe Energy Corp.*	2,773	33,785
Twin Butte Energy, Ltd.*	4,851	12,983
Viterra, Inc.	6,556	76,602
Yamana Gold, Inc.	4,050	45,582

		3,286,679

Cayman Islands 0.07%
Chaoda Modern Agriculture Holdings, Ltd.	51,792	36,934

Chile 0.33%
Sociedad Quimica y Minera de Chile SA, ADR	3,202	171,243

China 0.39%
Angang Steel Co., Ltd., Class H	2,732	4,023
China BlueChemical, Ltd., Class H	23,306	19,251
China Petroleum & Chemical Corp., Class H	40,620	44,753
China Shenhua Energy Co., Ltd., Class H	8,213	33,340
Jiangxi Copper Co., Ltd., Class H	3,509	11,207
PetroChina Co., Ltd., Class H	50,700	70,360
Zijin Mining Group Co., Ltd., Class H	21,944	17,337

		200,271

Denmark 0.22%
Danisco A/S	921	111,985

France 0.61%
Total SA	5,366	313,821

Germany 0.46%
K+S AG	2,766	204,616
ThyssenKrupp AG	847	34,384

		239,000

Hong Kong 0.23%
China Agri-Industries Holdings, Ltd.	30,393	32,511
CNOOC, Ltd.	38,486	84,903

		117,414

India 0.35%
Reliance Industries, Ltd., GDR(a)	3,961	157,450
Sterlite Industries India, Ltd., ADR	1,428	20,634

		178,084

Israel 0.38%
Israel Chemicals, Ltd.	8,216	128,940
The Israel Corp., Ltd.*	60	68,738

		197,678

Italy 0.29%
Eni SpA	6,356	150,550

Japan 0.30%
Inpex Corp.	4	25,634
JFE Holdings, Inc.	1,212	38,909
Nippon Steel Corp.	13,963	47,632
Sumitomo Metal Industries, Ltd.	8,960	20,959
Sumitomo Metal Mining Co., Ltd.	1,380	22,613

		155,747

Luxembourg 0.29%

APERAM*	84	3,461
ArcelorMittal	2,266	82,557
Evraz Group SA, GDR(b)*	312	12,355
Tenaris SA, ADR	1,064	50,189

		148,562

Mauritius 0.13%
Golden Agri-Resources, Ltd.	119,920	66,086

Mexico 0.07%
Grupo Mexico SAB de CV, Series B	9,711	38,128

Netherlands 0.70%
CNH Global N.V.*	505	24,457
Nutreco Holding N.V.	628	44,702
Schlumberger, Ltd.	3,262	290,286

		359,445

Norway 0.40%
Norsk Hydro ASA	2,108	15,819
Yara International ASA	3,388	190,712

		206,531

Peru 0.11%
Companhia de Minas Buenaventura SA, ADR	1,370	56,170

Russia 0.94%
Gazprom OAO, ADR	7,163	189,533
LUKOIL OAO, ADR	1,034	63,281
Mechel Steel Group, ADR	358	11,288
MMC Norilsk Nickel, ADR	2,087	52,926
Polyus Gold Co., ADR	736	24,766
Rosneft Oil Co., GDR(b)	3,952	33,790
Uralkali, GDR(b)	2,818	106,943

		482,527

Singapore 0.49%
Olam International, Ltd.	35,570	84,525
Wilmar International, Ltd.	41,439	170,382

		254,907

South Africa 0.59%
AngloGold Ashanti, Ltd., ADR	2,029	87,328
Gold Fields, Ltd.	3,734	58,604
Harmony Gold Mining Co., Ltd.	1,526	16,555
Impala Platinum Holdings, Ltd.	2,941	83,398
Sasol, Ltd.	1,149	55,470

		301,355

Spain 0.12%
Repsol YPF SA	1,962	61,717

Switzerland 1.38%
Noble Corp.	613	23,447
Syngenta AG	1,828	588,872
Transocean, Ltd.*	769	61,466
Weatherford International, Ltd.*	1,637	38,830

		712,615

United Kingdom 2.48%

Anglo American PLC	3,227	158,305
Antofagasta PLC	940	21,171
BG Group PLC	8,197	183,956
BHP Billiton PLC	5,514	210,215
Kazakhmys PLC	525	12,665
Lonmin PLC	840	22,256
Rio Tinto PLC	3,775	258,810
Royal Dutch Shell PLC, Class A	8,612	303,916
Xstrata PLC	4,946	109,730

		1,281,024

United States 19.59%
Abraxas Petroleum Corp.*	3,059	14,653
AGCO Corp.*	1,783	90,398
Alcoa, Inc.	2,638	43,712
Allegheny Technologies, Inc.	241	15,711
Anadarko Petroleum Corp.	1,197	92,265
Apache Corp.	880	105,037
Approach Resources, Inc.*	616	16,429
Archer-Daniels-Midland Co.	12,175	397,757
Baker Hughes, Inc.	1,041	71,319
Berry Petroleum Co., Class A	1,799	83,959
Bill Barrett Corp.*	1,841	75,444
Brigham Exploration Co.*	4,569	135,288
Cameron International Corp.*	580	30,914
Carrizo Oil & Gas, Inc.*	1,362	46,104
CF Industries Holdings, Inc.	1,344	181,494
Chesapeake Energy Corp.	1,575	46,510
Chevron Corp.	4,869	462,214
Clayton Williams Energy, Inc.*	237	21,010
Cliffs Natural Resources, Inc.	345	29,484
Coeur d’Alene Mines Corp.*	488	11,409
Comstock Resources, Inc.*	1,892	52,408
ConocoPhillips	3,575	255,469
Consol Energy, Inc.	546	27,136
Contango Oil & Gas Co.*	513	29,754
Corn Products International, Inc.	1,446	66,704
Deere & Co.	8,164	742,108
Devon Energy Corp.	1,011	89,666
Diamond Offshore Drilling, Inc.	169	12,119
Energy Partners, Ltd.*	1,453	23,379
EOG Resources, Inc.	610	64,898
Exxon Mobil Corp.	12,259	989,056
Freeport-McMoRan Copper & Gold, Inc.	1,210	131,587
GeoResources, Inc.*	514	14,207
Gran Tierra Energy, Inc.*	9,269	83,216
Gulfport Energy Corp.*	1,091	26,119
Halliburton Co.	2,193	98,685
Harvest Natural Resources, Inc.*	1,344	14,945
Hecla Mining Co.*	1,398	12,582
Hess Corp.	723	60,819
Houston American Energy Corp.	718	11,222
Hyperdynamics Corp.*	4,639	19,345
International Paper Co.	6,429	185,669
Intrepid Potash, Inc.*	907	32,779
iShares Gold Trust*	113,257	1,473,474
iShares S&P North American Natural Resource Sector Index Fund	5,000	216,300
Magnum Hunter Resources Corp.*	2,107	14,833
Marathon Oil Corp.	1,716	78,421
McMoRan Exploration Co.*	4,210	65,886

Monsanto Co.	10,368	760,804
The Mosaic Co.	3,081	249,684
National Oilwell Varco, Inc.	1,015	75,008
Noble Energy, Inc.	420	38,262
Northern Oil and Gas, Inc.*	1,640	45,215
Nucor Corp.	816	37,463
Occidental Petroleum Corp.	1,949	188,429
Peabody Energy Corp.	651	41,286
Penn Virginia Corp.	1,855	32,240
Petroleum Development Corp.*	938	42,688
PetroQuest Energy, Inc.*	2,257	17,695
Quicksilver Resources, Inc.*	4,682	70,277
Rex Energy Corp.*	1,281	15,417
Rosetta Resources, Inc.*	2,079	83,056
Southern Copper Corp.	439	19,676
Southwestern Energy Co.*	831	32,824
SPDR Gold Trust*	7,317	950,259
Stone Energy Corp.*	1,917	44,570
Swift Energy Co.*	1,656	70,645
Toreador Resources Corp.*	910	14,451
United States Steel Corp.	373	21,511
VAALCO Energy, Inc.*	2,257	16,431
Valero Energy Corp.	1,367	34,667
Vanguard Natural Resources LLC	959	29,950
Venoco, Inc.*	832	17,355
W&T Offshore, Inc.	1,406	28,612
Warren Resources, Inc.*	2,821	15,741
Weyerhaeuser Co.	8,881	205,862
The Williams Co., Inc.	1,414	38,164

		10,102,139

TOTAL COMMON STOCKS
(Cost $19,060,140)		20,276,895
WARRANT 0.00%(c)
Canada 0.00%(c)
Kinross Gold Corp., strike price $21.30, Expires 09/17/14*	19	70

TOTAL WARRANT
(Cost $69)		70
	Principal Amount	Value (Note 1)
GOVERNMENT BONDS 56.60%
U.S. Treasury Bonds 56.60%
United States Treasury Inflation Indexed Bonds
2.375%, 04/15/2011	$3,340,090	3,372,449
3.375%, 01/15/2012	782,117	818,412
2.000%, 04/15/2012	1,348,375	1,403,575
0.625%, 04/15/2013	15,631,142	16,219,748
1.875%, 07/15/2013	333,701	358,546
2.000%, 01/15/2014	5,151,053	5,588,088
2.000%, 07/15/2014	319,278	349,385
1.625%, 01/15/2015	332,401	359,642
0.500%, 04/15/2015	348,322	360,840
1.875%, 07/15/2015	326,215	358,684

		29,189,369

TOTAL GOVERNMENT BONDS
(Cost $28,964,203)		29,189,369

Total Investments
(Cost $48,024,412) - 95.92%	$49,466,334

Net Other Assets and Liabilities - 4.08%	2,105,223

NET ASSETS - 100.00%	$51,571,557

*	Non Income Producing Security.

(a)

Security exempt from registration under rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the market value of this security restricted under Rule 144A was $157,450, representing 0.31% of the Fund’s net assets.

(b)

These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. At period end, the aggregate market value of those securities was $153,088, representing 0.30% of the Fund’s net assets.

(c) Less than 0.005%.

A/S - Aktieselskab is the Danish name for a stock-based corporation.

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA - Allmennaksjeselskap is the Norwegian term for public limited company.

GDR - Global Depositary Receipt.

LLC - Limited Liability Company.

Ltd. - Limited.

N.V. - Naamloze Vennootschap is the Dutch term for public limited liability corporation.

OAO - Otkrytoe Aktsionernoe Obschestvo is a Russian term meaning Open Joint Stock Corporation.

PLC - Public Limited Co.

SA - Generally designated corporations in various countries, mostly those employing the civil law.

SAB de CV - A variable capital company.

SpA - Societá Per Azioni is an Italian shared company.

See Notes to Quarterly Statement of Investments.

Total Return Swap Contracts(a)

January 31, 2011 (Unaudited)

Swap Counterparty	Reference Obligation	Notional Amount	Rate Paid by the Fund	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	CRB 3 Month Forward Total Return Index	$33,423,174	0.48%	06/30/11	$932,688

Bank of America Merrill Lynch	DJUBS GoldT-F3	(1,988,176)	0.10%	06/30/11	84,751

Bank of America Merrill Lynch	S&P GSCI 3 Month Nat Gas TRS	(1,925,059)	0.10%	06/30/11	(57,971)

					$959,468
(a) The Fund receives monthly payments based on any positive monthly return of the Reference Obligation.
The Fund makes payments on any negative monthly return of such Reference Obligation.

RiverFront Long-Term Growth & Income Fund
STATEMENT OF INVESTMENTS
January 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (31.63%)
BASIC MATERIALS (1.44%)
Chemicals (1.44%)
Monsanto Co.	1,906	$139,862

TOTAL BASIC MATERIALS		139,862

COMMUNICATIONS (5.05%)
Advertising (1.20%)
Omnicom Group, Inc.	2,600	116,688

Telecommunications (3.85%)
BCE, Inc.	3,340	121,342
QUALCOMM, Inc.	3,031	164,068
Verizon Communications, Inc.	2,523	89,869

		375,279

TOTAL COMMUNICATIONS		491,967

CONSUMER, CYCLICAL (4.59%)
Apparel (0.59%)
NIKE, Inc., Class B	692	57,076

Retail (4.00%)
Darden Restaurants, Inc.	1,147	54,035
McDonald’s Corp.	2,074	152,792
Tiffany & Co.	3,150	183,109

		389,936

TOTAL CONSUMER, CYCLICAL		447,012

CONSUMER, NON-CYCLICAL (5.31%)
Agriculture (0.69%)
Altria Group, Inc.	2,862	67,286

Commercial Services (2.07%)
Automatic Data Processing, Inc.	2,207	105,715
Iron Mountain, Inc.	3,956	96,487

		202,202

Healthcare Products (1.16%)
Becton Dickinson and Co.	1,357	112,563

Pharmaceuticals (1.39%)
Abbott Laboratories	1,205	54,418

Merck & Co., Inc.	2,442	81,001

		135,419

TOTAL CONSUMER, NON-CYCLICAL		517,470

ENERGY (6.02%)
Oil & Gas (4.05%)
Chevron Corp.	2,398	227,643
Exxon Mobil Corp.	2,078	167,653

		395,296

Pipelines (1.97%)
ONEOK, Inc.	3,259	191,923

TOTAL ENERGY		587,219

FINANCIAL (3.51%)
Diversified Financial Services (2.01%)
American Express Co.	3,107	134,782
Och-Ziff Capital Management Group LLC, Class A	3,770	60,546

		195,328

Insurance (1.50%)
Chubb Corp.	2,523	146,157

TOTAL FINANCIAL		341,485

INDUSTRIAL (2.48%)
Aerospace & Defense (1.19%)
Lockheed Martin Corp.	1,457	115,977

Transportation (1.29%)
United Parcel Service, Inc., Class B	1,748	125,192

TOTAL INDUSTRIAL		241,169

TECHNOLOGY (3.23%)
Computers (1.78%)
International Business Machines Corp.	1,074	173,988

Semiconductors (1.45%)
Microchip Technology, Inc.	3,864	140,920

TOTAL TECHNOLOGY		314,908

TOTAL COMMON STOCKS (Cost $2,938,320)		3,081,092

EXCHANGE TRADED FUNDS (58.62%)
Commodity (2.15%)
PowerShares DB Oil Fund (a)	7,210	209,595

Debt (0.98%)
iShares iBoxx $ High Yield Corporate Bond Fund	1,036	95,084

Emerging Market Equity (15.76%)
Global X China Consumer ETF	2,475	43,412
iShares MSCI All Country Asia ex Japan Index Fund	3,934	242,177
iShares MSCI Singapore Index Fund	14,358	197,279
Vanguard Emerging Markets ETF	18,537	861,784
WisdomTree Emerging Markets Small-Cap Dividend Fund	3,654	189,679

		1,534,331

Equity (4.03%)
PowerShares Dynamic Banking Portfolio	11,581	152,059
PowerShares Dynamic Industrials Sector Portfolio	2,871	85,900
SPDR S&P 500 ETF Trust	501	64,464
SPDR S&P Oil & Gas Equipment & Services ETF	2,292	89,617

		392,040

Fixed Income / High Yield (9.76%)
PowerShares Fundamental High Yield Corporate Bond Portfolio	5,006	92,311
SPDR Barclays Capital High Yield Bond ETF	21,208	858,712

		951,023

Foreign Bond (3.46%)
CurrencyShares Australian Dollar Trust	1,437	143,686
WisdomTree Dreyfus Commodity Currency Fund (a)	7,461	193,314

		337,000

International Equity (7.99%)
iShares MSCI Canada Index Fund	3,188	99,753
iShares MSCI United Kingdom Index Fund	5,684	99,811
Vanguard MSCI EAFE ETF	15,666	578,545

		778,109

Micro-Cap (5.31%)
First Trust Dow Jones Select Micro-Cap Index Fund	8,981	198,031
Powershares Zacks Micro-Cap Portfolio	18,149	214,521
Wilshire Micro-Cap ETF	5,409	104,502

		517,054

Mid-Cap (7.95%)
iShares S&P Mid-Cap 400 Index Fund	1,987	183,460
SPDR S&P Mid-Cap 400 ETF Trust	3,521	591,000

		774,460

Real Estate Investment Trust (REIT) (1.23%)
iShares Dow Jones U.S. Real Estate Index Fund	2,066	119,807

TOTAL EXCHANGE TRADED FUNDS (Cost $5,552,688)		5,708,503

EXCHANGE TRADED NOTES (4.30%)

Master Limited Partnerships (MLPs) (4.30%)
JPMorgan Alerian MLP Index ETN		8,366	312,805
UBS E-TRACS Alerian MLP Infrastructure ETN		3,482	105,853

			418,658

TOTAL EXCHANGE TRADED NOTES (Cost $396,950)			418,658

	7-Day Yield	Shares	Value

SHORT TERM INVESTMENTS (13.25%)
Money Market Fund (13.25%)
Dreyfus Cash Management Fund, Institutional Class	0.25%	1,290,906	1,290,906

TOTAL SHORT TERM INVESTMENTS
(Cost $1,290,906)			1,290,906

TOTAL INVESTMENTS (107.80%) (Cost $10,178,864)			$10,499,159

Liabilities In Excess Of Other Assets (-7.80%)			(759,450)

NET ASSETS (100.00%)			$9,739,709

(a) Non-Income Producing Security.

Common Abbreviations:

E-TRACS - Enhanced Tax Revenue Assessment and Collection System

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

LLC - Limited Liability Company

MLP - Master Limited Partnership

MSCI - Morgan Stanley Capital International

S&P - Standard and Poor’s

SPDR - Standard and Poor’s Depositary Receipt

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

RiverFront Moderate Growth Fund
STATEMENT OF INVESTMENTS
January 31, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS (30.77%)
BASIC MATERIALS (0.98%)
Chemicals (0.98%)
Monsanto Co.	811	$59,511
Sensient Technologies Corp.	646	21,906

		81,417

TOTAL BASIC MATERIALS		81,417

COMMUNICATIONS (2.39%)
Advertising (0.59%)
Omnicom Group, Inc.	1,096	49,188

Telecommunications (1.80%)
Harris Corp.	890	41,421
QUALCOMM, Inc.	1,189	64,361
Verizon Communications, Inc.	1,216	43,314

		149,096

TOTAL COMMUNICATIONS		198,284

CONSUMER, CYCLICAL (3.53%)
Apparel (0.71%)
NIKE, Inc., Class B	714	58,891

Entertainment (0.79%)
DreamWorks Animation SKG, Inc., Class A (a)	846	23,747
Penn National Gaming, Inc. (a)	1,173	41,912

		65,659

Retail (1.71%)
CVS Caremark Corp.	993	33,961
Darden Restaurants, Inc.	630	29,679
Dollar Tree, Inc. (a)	868	43,903
Wal-Mart Stores, Inc.	605	33,922

		141,465

Toys, Games & Hobbies (0.32%)
Hasbro, Inc.	612	26,983

TOTAL CONSUMER, CYCLICAL		292,998

CONSUMER, NON-CYCLICAL (6.57%)
Agriculture (0.56%)
Altria Group, Inc.	1,984	46,644

Commercial Services (1.64%)
Automatic Data Processing, Inc.	1,113	53,313
Iron Mountain, Inc.	2,106	51,365

Manpower, Inc.	484	31,252

		135,930

Healthcare Products (2.32%)
Becton Dickinson and Co.	645	53,503
CareFusion Corp. (a)	2,553	65,689
Henry Schein, Inc. (a)	597	39,199
PSS World Medical, Inc. (a)	1,450	34,554

		192,945

Healthcare Services (0.35%)
DaVita, Inc. (a)	393	29,023

Household Products & Wares (0.52%)
The Scotts Miracle-Gro Co., Class A	842	43,506

Pharmaceuticals (1.18%)
Abbott Laboratories	524	23,664
Express Scripts, Inc. (a)	499	28,109
Omnicare, Inc.	1,797	46,578

		98,351

TOTAL CONSUMER, NON-CYCLICAL		546,399

ENERGY (4.37%)
Oil & Gas (3.87%)
Chevron Corp.	1,061	100,721
Cimarex Energy Co.	345	35,925
Exxon Mobil Corp.	1,347	108,675
Forest Oil Corp. (a)	1,248	48,422
Petrohawk Energy Corp. (a)	1,355	27,168

		320,911

Oil & Gas Services (0.50%)
Superior Energy Services, Inc. (a)	1,190	41,793

TOTAL ENERGY		362,704

FINANCIAL (4.14%)
Banks (1.67%)
Cullen/Frost Bankers, Inc.	555	32,068
East West Bancorp, Inc.	2,365	51,344
State Street Corp.	1,182	55,223

		138,635

Diversified Financial Services (0.40%)
The NASDAQ OMX Group, Inc. (a)	1,371	33,562

Insurance (0.55%)
HCC Insurance Holdings, Inc.	1,500	45,420

Real Estate Investment Trusts (1.52%)
American Campus Communities, Inc.	1,102	35,639
Corporate Office Properties Trust	1,057	38,633
DuPont Fabros Technology, Inc.	1,173	26,885

Weingarten Realty Investors	1,028	25,207

		126,364

TOTAL FINANCIAL		343,981

INDUSTRIAL (5.01%)
Aerospace & Defense (2.58%)
Esterline Technologies Corp. (a)	757	53,883
L-3 Communications Holdings, Inc.	391	30,596
Lockheed Martin Corp.	952	75,778
United Technologies Corp.	675	54,878

		215,135

Electronics (0.25%)
PerkinElmer, Inc.	796	20,362

Engineering & Construction (0.45%)
Aecom Technology Corp. (a)	1,268	37,114

Packaging & Containers (0.77%)
Ball Corp.	897	63,804

Transportation (0.96%)
Diana Shipping, Inc. (a)	1,598	18,553
United Parcel Service, Inc., Class B	860	61,593

		80,146

TOTAL INDUSTRIAL		416,561

TECHNOLOGY (3.38%)
Computers (1.83%)
Apple, Inc. (a)	263	89,241
International Business Machines Corp.	394	63,828

		153,069
Semiconductors (0.72%)
Microchip Technology, Inc.	1,134	41,357
Skyworks Solutions, Inc. (a)	569	18,077

		59,434
Software (0.83%)
BMC Software, Inc. (a)	528	25,186
Fiserv, Inc. (a)	702	43,362

		68,548

TOTAL TECHNOLOGY		281,051

UTILITIES (0.40%)
Electric (0.40%)
DPL, Inc.	1,269	33,222

TOTAL UTILITIES		33,222

TOTAL COMMON STOCKS (Cost $2,423,858)		2,556,617

EXCHANGE TRADED FUNDS (59.96%)
Commodity (2.12%)
PowerShares DB Oil Fund (a)	6,057	176,077

Consumer Discretionary (0.65%)
Powershares Dynamic Leisure & Entertainment Portfolio	2,922	53,765

Debt (2.27%)
iShares iBoxx $ High Yield Corporate Bond Fund	2,051	188,241

Emerging Market Equity (11.46%)
Global X China Consumer ETF	2,085	36,571
iShares MSCI All Country Asia ex Japan Index Fund	3,359	206,780
iShares MSCI Emerging Markets Index Fund	2,332	106,829
iShares MSCI Singapore Index Fund	18,125	249,037
SPDR S&P Emerging Small Cap ETF	1,495	80,147
Vanguard Emerging Markets ETF	5,887	273,686

		953,050

Energy (0.65%)
SPDR S&P Oil & Gas Equipment & Services ETF	1,377	53,841

Equity (2.86%)
iShares S&P 100 Index Fund	1,198	69,532
PowerShares Dynamic Banking Portfolio	2,621	34,414
PowerShares Dynamic Building & Construction Portfolio	3,802	51,441
SPDR KBW Capital Markets ETF	2,115	82,464

		237,851

Financial (0.68%)
SPDR KBW Bank ETF	2,139	56,298

Fixed Income / Corporate Bonds (4.10%)
Vanguard Short-Term Corporate Bond ETF	4,383	340,603

Fixed Income / High Yield (6.87%)
PowerShares Fundamental High Yield Corporate Bond Portfolio	3,910	72,100
SPDR Barclays Capital High Yield Bond ETF	12,317	498,716

		570,816

Foreign Bond (4.91%)
CurrencyShares Australian Dollar Trust	1,223	122,288
WisdomTree Dreyfus Commodity Currency Fund (a)	11,039	286,020

		408,308

Growth Mid-Cap (1.85%)
SPDR S&P Mid-Cap 400 ETF Trust	916	153,751

Growth Small-Cap (0.99%)
Vanguard Small-Cap ETF		1,121	81,990

Healthcare (0.47%)
PowerShares S&P Small-Cap Health Care Portfolio		1,387	39,002

International Equity (6.99%)
iShares MSCI Canada Index Fund		4,119	128,884
iShares MSCI United Kingdom Index Fund		4,803	84,341
Vanguard MSCI EAFE ETF		9,952	367,527

			580,752

Large-Cap (2.98%)
PowerShares Dividend Achievers Portfolio		17,433	247,374

Micro-Cap (8.23%)
First Trust Dow Jones Select Micro-Cap Index Fund		11,465	252,803
Powershares Zacks Micro-Cap Portfolio		22,278	263,325
Wilshire Micro-Cap ETF		8,669	167,485

			683,613

Small-Cap (0.45%)
PowerShares S&P Small-Cap Industrials Portfolio		1,285	37,137

Technology (1.43%)
iShares S&P North American Technology-Software Index Fund (a)		1,317	77,493
PowerShares S&P Small-Cap Information Technology Portfolio		1,373	41,176

			118,669

TOTAL EXCHANGE TRADED FUNDS (Cost $4,882,961)			4,981,138

EXCHANGE TRADED NOTES (2.99%)
Master Limited Partnerships (MLPs) (2.99%)
JPMorgan Alerian MLP Index ETN		4,470	167,134
UBS E-TRACS Alerian MLP Infrastructure ETN		2,686	81,654

			248,788

TOTAL EXCHANGE TRADED NOTES (Cost $237,573)			248,788

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (12.54%)
Money Market Fund (12.54%)
Dreyfus Cash Management Fund, Institutional Class	0.25%	1,041,960	1,041,960

TOTAL SHORT TERM INVESTMENTS (Cost $1,041,960)			1,041,960

TOTAL INVESTMENTS (106.26%) (Cost $8,586,352)			$8,828,503

Liabilities In Excess Of Other Assets (-6.26%)	(519,840)

NET ASSETS (100.00%)	$8,308,663

(a) Non-Income Producing Security.

Common Abbreviations:

E-TRACS - Enhanced Tax Revenue Assessment and Collection System

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

MLP - Master Limited Partnership

MSCI - Morgan Stanley Capital International

S&P - Standard and Poor’s

SPDR - Standard and Poor’s Depositary Receipt

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

RiverFront Moderate Growth & Income Fund
STATEMENT OF INVESTMENTS
January 31, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS (29.36%)
BASIC MATERIALS (1.44%)
Chemicals (1.44%)
Monsanto Co.	5,466	$401,095

TOTAL BASIC MATERIALS		401,095

COMMUNICATIONS (4.81%)
Advertising (1.20%)
Omnicom Group, Inc.	7,408	332,471

Telecommunications (3.61%)
BCE, Inc.	9,248	335,980
QUALCOMM, Inc.	7,511	406,570
Verizon Communications, Inc.	7,367	262,413

		1,004,963

TOTAL COMMUNICATIONS		1,337,434

CONSUMER, CYCLICAL (4.11%)
Apparel (0.52%)
NIKE, Inc., Class B	1,749	144,258

Retail (3.59%)
Darden Restaurants, Inc.	2,998	141,236
McDonald’s Corp.	5,292	389,861
Tiffany & Co.	8,035	467,074

		998,171

TOTAL CONSUMER, CYCLICAL		1,142,429

CONSUMER, NON-CYCLICAL (5.16%)
Agriculture (0.63%)
Altria Group, Inc.	7,457	175,314

Commercial Services (1.91%)
Automatic Data Processing, Inc.	5,633	269,821
Iron Mountain, Inc.	10,672	260,290

		530,111

Healthcare Products (1.19%)
Becton Dickinson and Co.	3,979	330,058

Pharmaceuticals (1.43%)
Abbott Laboratories	3,469	156,660

Merck & Co., Inc.	7,294	241,942

		398,602

TOTAL CONSUMER, NON-CYCLICAL		1,434,085

ENERGY (5.17%)
Oil & Gas (3.89%)
Chevron Corp.	6,983	662,897
Exxon Mobil Corp.	5,166	416,793

		1,079,690

Pipelines (1.28%)
ONEOK, Inc.	6,037	355,519

TOTAL ENERGY		1,435,209

FINANCIAL (3.20%)
Diversified Financial Services (1.73%)
American Express Co.	7,681	333,202
Och-Ziff Capital Management Group LLC, Class A	9,333	149,888

		483,090

Insurance (1.47%)
Chubb Corp.	7,037	407,653

TOTAL FINANCIAL		890,743

INDUSTRIAL (2.35%)
Aerospace & Defense (1.01%)
Lockheed Martin Corp.	3,510	279,396

Transportation (1.34%)
United Parcel Service, Inc., Class B	5,204	372,710

TOTAL INDUSTRIAL		652,106

TECHNOLOGY (3.12%)
Computers (1.86%)
International Business Machines Corp.	3,189	516,618

Semiconductors (1.26%)
Microchip Technology, Inc.	9,632	351,279

TOTAL TECHNOLOGY		867,897

TOTAL COMMON STOCKS (Cost $7,747,490)		8,160,998

EXCHANGE TRADED FUNDS (62.73%)
Commodity (3.13%)
PowerShares DB Oil Fund (a)	20,683	601,255
SPDR Gold Shares (a)	2,067	268,441

		869,696

Debt (1.00%)
iShares iBoxx $ High Yield Corporate Bond Fund	3,028	277,910

Emerging Market Equity (8.99%)
Global X China Consumer ETF	7,406	129,901
iShares MSCI All Country Asia ex Japan Index Fund	11,741	722,776
iShares MSCI Singapore Index Fund	42,374	582,219
Vanguard Emerging Markets ETF	17,140	796,839
WisdomTree Emerging Markets Small-Cap Dividend Fund	5,173	268,530

		2,500,265

Equity (4.57%)
iShares Dow Jones U.S. Real Estate Index Fund	4,912	284,847
PowerShares Dynamic Banking Portfolio	28,695	376,766
PowerShares Dynamic Industrials Sector Portfolio	7,695	230,234
SPDR S&P 500 ETF Trust	1,079	138,835
SPDR S&P Oil & Gas Equipment & Services ETF	6,133	239,800

		1,270,482

Fixed Income / Corporate Bonds (16.43%)
Vanguard Short-Term Corporate Bond ETF	58,752	4,565,619

Fixed Income / High Yield (16.34%)
PowerShares Fundamental High Yield Corporate Bond Portfolio	93,121	1,717,151
SPDR Barclays Capital High Yield Bond ETF	69,773	2,825,109

		4,542,260

Foreign Bond (4.92%)
CurrencyShares Australian Dollar Trust	4,109	410,859
WisdomTree Dreyfus Commodity Currency Fund (a)	36,942	957,167

		1,368,026

International Equity (5.05%)
iShares MSCI Canada Index Fund	9,620	301,010
iShares MSCI United Kingdom Index Fund	16,360	287,282
Vanguard MSCI EAFE ETF	7,417	273,910
Vanguard FTSE All World ex-US Small-Cap ETF	5,478	541,609

		1,403,811

Large-Cap (1.26%)
PowerShares Dividend Achievers Portfolio	24,700	350,493

Micro-Cap (1.04%)
Powershares Zacks Micro-Cap Portfolio	24,465	289,176

TOTAL EXCHANGE TRADED FUNDS (Cost $17,248,609)		17,437,738

EXCHANGE TRADED NOTES (4.68%)
Master Limited Partnerships (MLPs) (3.70%)
JPMorgan Alerian MLP Index ETN	19,143	715,756

UBS E-TRACS Alerian MLP Infrastructure ETN		10,287	312,725

			1,028,481

Other / Miscellaneous (0.98%)
iPATH S&P 500 VIX Mid-Term Futures ETN (a)		4,679	$271,733

TOTAL EXCHANGE TRADED NOTES (Cost $1,238,575)			1,300,214

	7-Day Yield	Shares	Value

SHORT TERM INVESTMENTS (6.35%)
Money Market Fund (6.35%)
Dreyfus Cash Management Fund, Institutional Class	0.25%	1,764,005	1,764,005

TOTAL SHORT TERM INVESTMENTS (Cost $1,764,005)			1,764,005

TOTAL INVESTMENTS (103.12%) (Cost $27,998,679)			$28,662,955

Liabilities In Excess Of Other Assets (-3.12%)			(866,150)

NET ASSETS (100.00%)			$27,796,805

(a) Non-Income Producing Security.

Common Abbreviations:

E-TRACS - Enhanced Tax Revenue Assessment and Collection System

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

FTSE - Financial Times and the London Stock Exchange

LLC - Limited Liability Company

MLP - Master Limited Partnership

MSCI - Morgan Stanley Capital International

S&P - Standard and Poor’s

SPDR - Standard and Poor’s Depositary Receipt

VIX - Volatility Index

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statement of Investments (unaudited)

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Financial Investors Trust (the “Trust”) was organized as a Delaware statutory trust on November 30, 1993 and registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). ALPS | Red Rocks Listed Private Equity Fund, ALPS | WMC Value Intersection Fund (formerly Activa Value Fund), Clough China Fund, Jefferies Asset Management Commodity Strategy Allocation Fund, RiverFront Long-Term Growth & Income Fund, RiverFront Moderate Growth Fund, and RiverFront Moderate Growth & Income Fund (each, a “Fund” and collectively, the “Funds”) are seven of ten separate series offered to the public under the Trust as of January 31, 2011. The Trust offers ten Funds which include multiple series of shares, with differing investment objectives and policies. Each class within a Fund differs as to sales and redemption charges and ongoing fees. All classes of shares have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares of each Fund are subject to an initial sales charge of up to 5.50%. Class A shares and Class C shares of each Fund, as applicable, for which no initial sales charge was paid are subject to a contingent deferred sales charge of 1% if the shares are sold within twelve months after a purchase in excess of $1 million.

On December 31, 2007, ALPS | Red Rocks Listed Private Equity Fund commenced operations.

On August 29, 2009, Activa Value Fund (“predecessor Activa Fund”) a series of the Activa Mutual Funds Trust, participated in a tax-free reorganization. Through the reorganization, the predecessor Activa Fund merged into the newly created ALPS | WMC Value Intersection Fund series of the Trust. The ALPS | WMC Value Intersection Fund has carried over the historic performance and financial statements of the predecessor Activa Fund. The predecessor Activa Fund commenced operations on August 10, 1971.

On January 16, 2010, Old Mutual China Fund (“predecessor China Fund”), a series of the Old Mutual Funds I, participated in a tax-free reorganization. Through the reorganization, the predecessor China Fund merged into the newly created Clough China Fund series of the Trust. The Clough China Fund has carried over the historic performance and financial statements of the predecessor China Fund. The predecessor China Fund commenced operations on December 30, 2005.

On June 29, 2010, Jefferies Asset Management Commodity Strategy Allocation Fund commenced operations.

On August 2, 2010, RiverFront Long-Term Growth & Income Fund, RiverFront Moderate Growth Fund, and RiverFront Moderate Growth & Income Fund commenced operations.

Basis for Consolidation for the Jefferies Asset Management Commodity Strategy Allocation Fund

Jefferies Asset Management Cayman Commodity Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on April 23, 2010 and is currently a wholly owned subsidiary of the Jefferies Asset Management Commodity Strategy Allocation Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund. The Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of June 14, 2010, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The Fund may invest up to 25% of its total assets in shares of the Subsidiary. The Subsidiary offers to redeem all or a portion of its shares at the current net asset value per share every regular business day. The Subsidiary prices its portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Fund, which require, among other things, that each of the Subsidiary’s portfolio investments be marked-to-market (that is, the value on the Subsidiary’s books changes) each business day to reflect changes in the market value of each investment. The value of shares of the Subsidiary fluctuates with the value of the Subsidiary’s portfolio investments.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Investment Valuation: The Board of Trustees (“Board” or “Trustees”) of the Trust has approved procedures to be used to value the Funds’ securities for the purposes of determining the Funds’ net asset value (“NAV”). The valuation of the securities of the Funds is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the Funds to ALPS Fund Services, Inc. (“ALPS” or the “Administrator”).

Each Fund generally values its investments based on market prices determined at the close of regular trading on the New York Stock

Exchange (“NYSE”) (normally, 4:00 p.m. Eastern time) on each business day (Monday through Friday). None of the Funds values their securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.

The Funds’ currency valuations, if any, are done as of the close of regularly scheduled trading on the NYSE (normally, 4:00 p.m. Eastern time). For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third-party pricing vendors approved by the Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security. Investments in other mutual funds are calculated at their respective net asset values as determined by those funds in accordance with the 1940 Act.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. Because the Funds may invest in securities that may be thinly traded or for which market quotations may not be readily available or may be unreliable (such as securities of small capitalization companies), the Funds may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid (such as equity securities of large-capitalization domestic issuers). The Funds may also use fair value procedures if the Fair Value Committee determines that a significant event has occurred between the time at which a market price is determined and the time at which a Fund’s net asset value is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before a Fund values its securities. In addition, the Funds may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. The Funds’ use of fair value pricing may help deter “stale price arbitrage.”

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value, and the difference between fair value and the price of the securities may be material.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments
Level 2	–	Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value each Fund’s investments as of January 31, 2011. Investments in Securities at Value	Level 1 – Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total

ALPS | Red Rocks Listed Private Equity Fund
Common Stocks (a)	$150,922,547	$-	$-	$150,922,547
Short Term Investments	2,901,534	-	-	2,901,534
TOTAL	$153,824,081	$-	$-	$153,824,081

ALPS | WMC Value Intersection Fund
Common Stocks (a).	$62,726,655	$-	$-	$62,726,655
Exchange Traded Funds	1,060,480	-	-	1,060,480
Short Term Investments	1,050,907	-	-	1,050,907
TOTAL	$64,838,042	$-	$-	$64,838,042

Clough China Fund
Common Stocks – Consumer Discretionary	$1,352,687	$11,181,043	-	$12,533,730
Common Stocks – Financials	-	22,190,985	-	22,190,985
Common Stocks – Industrials	2,270,481	11,363,904	-	13,634,385
Common Stocks – Information Technology	1,227,825	11,049,863	-	12,277,688
Common Stocks – Materials	504,503	5,097,437	-	5,601,940
Other Common Stocks (a)	-	16,041,826	-	16,041,826
Short Term Investments	11,757,220	-	-	11,757,220
TOTAL	$17,112,716	$76,925,058	$-	$94,037,774

Jefferies Asset Management Commodity Strategy Allocation Fund
Common Stocks (a)	$20,276,895	$-	$-	$20,276,895
Warrant	70	-	-	70
Government Bonds	-	29,189,369	-	29,189,369
TOTAL	$20,276,965	$29,189,369	$-	$49,466,334

Other Financial Instruments
Assets:
Total Return Swap Contracts	$-	$1,017,439	$-	$1,017,439

The following is a summary of the inputs used to value each Fund’s investments as of January 31, 2011. Investments in Securities at Value	Level 1 – Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Liabilities:

Total Return Swap Contracts	-	(57,971)	-	(57,971)

TOTAL	$-	$959,468	$-	$959,468

RiverFront Long–Term Growth & Income Fund
Common Stocks (a)	$3,081,092	$-	$-	$3,081,092
Exchange Traded Funds	5,708,503	-	-	5,708,503
Exchange Traded Notes	418,658	-	-	418,658
Short Term Investments	1,290,906	-	-	1,290,906

TOTAL	$10,499,159	$-	$-	$10,499,159

RiverFront Moderate Growth Fund
Common Stocks (a)	$2,556,617	$-	$-	$2,556,617
Exchange Traded Funds	4,981,138	-	-	4,981,138
Exchange Traded Notes	248,788	-	-	248,788
Short Term Investments	1,041,960	-	-	1,041,960
TOTAL	$8,828,503	$-	$-	$8,828,503

RiverFront Moderate Growth & Income Fund
Common Stocks (a)	$8,160,998	$-	$-	$8,160,998
Exchange Traded Funds	17,437,738	-	-	17,437,738
Exchange Traded Notes	1,300,214	-	-	1,300,214
Short Term Investments	1,764,005	-	-	1,764,005
TOTAL	$28,662,955	$-	$-	$28,662,955

(a)	For detailed descriptions of sector and industry, see the accompanying Statement of Investments.
(b)	Prior to August 31, 2010, the ALPS | WMC Value Intersection Fund was known as Activa Value Fund.

For the period ended January 31, 2011, the Funds did not have any significant transfers between Level 1 and Level 2 securities, except the Clough China Fund. The Clough China Fund utilizes a fair value evaluation service with respect to international securities with an earlier market closing than the Fund’s net asset value computation cutoff. As such, international securities can transfer between Level 1 and Level 2 based on triggers being met without disclosure detailing the transfers into and out of Level 1 and Level 2.

For the period ended January 31, 2011, the Funds did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

Swap Contracts: The Jefferies Asset Management Commodity Strategy Allocation Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the Jefferies Asset Management Commodity Strategy Allocation Fund primarily enters into swap transactions for the purpose of increasing total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Jefferies Asset Management Commodity Strategy Allocation Fund and/or the termination value at the end of the contract. Therefore, the Jefferies Asset Management Commodity Strategy Allocation Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts recognized in the Statements of Assets and Liabilities. The Jefferies Asset Management Commodity Strategy Allocation Fund may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Jefferies Asset Management Commodity Strategy Allocation Fund must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Jefferies Asset Management Commodity Strategy Allocation Fund are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statements of Operations.

The Jefferies Asset Management Commodity Strategy Allocation Fund invests in total return swaps. A total return swap is an agreement that gives a fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a fund may also be required to pay the dollar value of that decline to the counterparty.

Treasury Inflation Protected-Securities: The Funds may invest in treasury inflation protected securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on a Fund’s distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Investment Transactions: Investment and shareholder transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis each Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Forward Foreign Currency Transactions: Each Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the Fund’s financial statements. Each Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. None of the Funds had open forward foreign currency contracts at January 31, 2011.

Expenses: Some expenses of the Trust can be directly attributed to a Fund or a specific share class of a Fund. Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets of each share class with a Fund.

Use of Estimates: Each Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect (a) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and (b) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made.

Distributions to Shareholders: Each Fund, except the Jefferies Asset Management Commodity Strategy Allocation Fund, normally pays dividends and distributes capital gains, if any, on an annual basis. The Jefferies Asset Management Commodity Strategy Allocation Fund pays dividends, if any, on a quarterly basis and distributes capital gains annually. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including distributions of short-term capital gains. Capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year. Each Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by a Fund.

2.  UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

As of January 31, 2011, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Fund	Gross appreciation (excess of value over tax cost)	Gross depreciation (excess of tax cost over value)	Net unrealized appreciation / (depreciation)	Cost of investments for income tax purposes
ALPS | Red Rocks Listed Private Equity Fund	24,865,574	(1,736,367)	23,129,207	130,694,874
ALPS | WMC Value Intersection Fund	13,547,890	(1,821,548)	11,726,342	53,111,700
Clough China Fund	13,640,785	(1,839,104)	11,801,681	82,236,093
Jefferies Asset Management Commodity Strategy Allocation Fund	5,480,505	(309,426)	5,171,079	54,999,611
RiverFront Long-Term Growth & Income Fund	386,024	(80,134)	305,890	10,193,268
RiverFront Moderate Growth Fund	283,256	(55,212)	228,044	8,600,458
RiverFront Moderate Growth & Income Fund	827,189	(218,532)	608,657	28,054,298

VULCAN VALUE PARTNERS FUND

STATEMENT OF INVESTMENTS

January 31, 2011 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS (99.74%)
COMMUNICATIONS (29.50%)
Internet (5.95%)
Google, Inc., Class A(a)	4,316	$2,591,154

Media (19.46%)
Comcast Corp., Class A	91,296	1,957,386
DIRECTV, Class A(a)	62,317	2,641,618
Discovery Communications, Inc., Class A(a)	16,540	645,060
Time Warner Cable, Inc.	28,995	1,966,731
The Walt Disney Co.	32,704	1,271,204

		8,481,999

Telecommunications (4.09%)
Cisco Systems, Inc.(a)	84,318	1,783,326

TOTAL COMMUNICATIONS		12,856,479

CONSUMER, CYCLICAL (4.33%)
Home Furnishings (4.33%)
Whirlpool Corp.	22,061	1,886,216

TOTAL CONSUMER, CYCLICAL		1,886,216

CONSUMER, NON-CYCLICAL (35.65%)
Beverages (7.30%)
The Coca-Cola Co.	30,557	1,920,507
Diageo PLC, Sponsored ADR	16,402	1,259,674

		3,180,181

Commercial Services (6.69%)
Mastercard, Inc., Class A	12,333	2,916,878

Cosmetics & Personal Care (2.01%)
The Procter & Gamble Co.	13,832	873,214

Healthcare-Products (11.14%)
C.R. Bard, Inc.	9,318	879,153
Johnson & Johnson	32,890	1,965,835
Medtronic, Inc.	52,484	2,011,186

		4,856,174

Household Products & Wares (2.34%)
Church & Dwight Co., Inc.	14,839	1,021,072

Pharmaceuticals (6.17%)
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	49,187	2,688,070

TOTAL CONSUMER, NON-CYCLICAL		15,535,589

		Shares	Value (Note 1)
FINANCIAL (13.49%)
Diversified Financial Services (4.54%)
The NASDAQ OMX Group, Inc.(a)		80,845	$1,979,086

Insurance (8.95%)
Chubb Corp.		33,686	1,951,429
Everest Re Group, Ltd.		23,109	1,947,627

			3,899,056

TOTAL FINANCIAL			5,878,142

INDUSTRIAL (3.21%)

Miscellaneous Manufacturers (3.21%)
Dover Corp.		21,870	1,401,867

TOTAL INDUSTRIAL			1,401,867

TECHNOLOGY (13.56%)
Computers (4.71%)
Hewlett-Packard Co.		44,867	2,049,972

Semiconductors (4.48%)
Texas Instruments, Inc.		57,583	1,952,640

Software (4.37%)
Microsoft Corp.		68,747	1,906,011

TOTAL TECHNOLOGY			5,908,623

TOTAL COMMON STOCKS (Cost $40,946,808)			43,466,916

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS (1.08%)
MONEY MARKET FUND (1.08%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.00007%	469,920	469,920

TOTAL SHORT TERM INVESTMENTS (Cost $469,920)			469,920

TOTAL INVESTMENTS (100.82%) (Cost $41,416,728)			$43,936,836

Liabilities In Excess Of Other Assets (-0.82%)			(355,695)

NET ASSETS (100.00%)			$43,581,141

(a)	Non-Income Producing Security.

Common Abbreviations:

ADR - American Depositary Receipt

Ltd. - Limited

PLC - Public Limited Company

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

VULCAN VALUE PARTNERS SMALL CAP FUND

STATEMENT OF INVESTMENTS

January 31, 2011 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS (89.24%)
BASIC MATERIALS (3.01%)
Chemicals (3.01%)
KMG Chemicals, Inc.	46,875	$798,281

TOTAL BASIC MATERIALS		798,281

COMMUNICATIONS (1.51%)
Media (1.51%)
Discovery Communications, Inc., Class A(a)	10,221	398,619

TOTAL COMMUNICATIONS		398,619

CONSUMER, CYCLICAL (17.29%)
Auto Parts & Equipment (0.32%)
Miller Industries, Inc.	5,470	83,472

Entertainment (2.99%)
Speedway Motorsports, Inc.	54,688	791,882

Leisure Time (2.53%)
Interval Leisure Group, Inc.(a)	42,760	670,049

Retail (11.45%)
Jos A Bank Clothiers, Inc.(a)	19,060	814,434
Nathan’s Famous, Inc.(a)	63,648	1,028,552
Sonic Corp.(a)	124,339	1,192,411

		3,035,397

TOTAL CONSUMER, CYCLICAL		4,580,800

CONSUMER, NON-CYCLICAL (14.63%)
Beverages (4.01%)
Dr Pepper Snapple Group, Inc.	30,019	1,063,573

Commercial Services (10.62%)
Heartland Payment Systems, Inc.	102,691	1,622,518
Towers Watson & Co., Class A	21,833	1,190,553

		2,813,071

TOTAL CONSUMER, NON-CYCLICAL		3,876,644

ENERGY (2.64%)
Oil & Gas Services (2.64%)
Bolt Technology Corp.(a)	49,227	700,008

TOTAL ENERGY		700,008

FINANCIAL (30.06%)
Diversified Financial Services (13.46%)
Investment Technology Group, Inc.(a)	66,484	1,225,300
Janus Capital Group, Inc.	90,954	1,174,216

		Shares	Value (Note 1)
FINANCIAL (continued)
The NASDAQ OMX Group, Inc.(a)		47,731	$1,168,455

			3,567,971

Insurance (16.60%)
Endurance Specialty Holdings, Ltd.		25,128	1,168,201
Everest Re Group, Ltd.		18,633	1,570,390
Markel Corp.(a)		1,250	503,125
ProAssurance Corp.(a)		19,727	1,157,383

			4,399,099

TOTAL FINANCIAL			7,967,070

INDUSTRIAL (11.40%)
Hand & Machine Tools (3.02%)
Lincoln Electric Holdings, Inc.		11,840	801,805

Machinery-Diversified (4.22%)
Hurco Cos., Inc.(a)		43,961	1,117,928

Miscellaneous Manufacturers (4.16%)
Donaldson Co., Inc.		18,812	1,102,383

TOTAL INDUSTRIAL			3,022,116

TECHNOLOGY (8.70%)
Software (8.70%)
Dun & Bradstreet Corp.		14,000	1,189,300
Fair Isaac Corp.		44,029	1,117,456

			2,306,756

TOTAL TECHNOLOGY			2,306,756

TOTAL COMMON STOCKS (Cost $21,213,059)			23,650,294

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS (15.56%)
MONEY MARKET FUND (15.56%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.00007%	4,125,195	4,125,195

TOTAL SHORT TERM INVESTMENTS (Cost $4,125,195)			4,125,195

TOTAL INVESTMENTS (104.80%) (Cost $25,338,254)			$27,775,489

Liabilities In Excess Of Other Assets (-4.80%)			(1,272,214)

NET ASSETS (100.00%)			$26,503,275

(a) Non-Income Producing Security.

Common Abbreviations:

Ltd. - Limited

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

Additional Information

January 31, 2011

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Financial Investors Trust (the “Trust”) was organized as a Delaware statutory trust on November 30, 1993, and registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund (the “Funds”) are two of ten separate series offered to the public under the Trust as of January 31, 2011. Each Fund commenced operations on December 30, 2009. Each Fund has one class of shares authorized. Each Fund seeks to achieve long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Investment Valuation: The Board of Trustees (“Board” or “Trustees”) has approved procedures to be used to value each Fund’s securities for the purposes of determining each Fund’s net asset value (“NAV”). The valuation of the securities of the Funds is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the Funds to ALPS Fund Services, Inc. (“ALPS” or the “Administrator”).

Each Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time) on each business day (Monday through Friday). Neither Fund values its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.

Each Fund’s currency valuations, if any, are done as of the close of regularly scheduled trading on the NYSE (normally at 4:00 p.m. Eastern time). For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security. Investments in other funds are calculated to their respective net asset values as determined by those funds in accordance with the 1940 Act.

When such prices or quotations are not available, or when Vulcan Value Partners, LLC (“Vulcan” or “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. Because the Funds may invest in securities that may be thinly traded or for which market quotations may not be readily available or may be unreliable (such as securities of small capitalization companies), the Funds may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid (such as equity securities of large

Additional Information

January 31, 2011

capitalization domestic issuers). The Funds may also use fair value procedures if the Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which each Fund’s NAV is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before each Fund prices its shares.

The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before each Fund values its securities. In addition, the Funds may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. The Funds’ use of fair value pricing may help deter “stale price arbitrage.”

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Funds could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which each Fund determines its net asset value, and the difference between fair value and the price of the securities may be material.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments

Level 2 –	Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value each Fund’s investments as of January 31, 2011.

Additional Information

January 31, 2011

Vulcan Value Partners Fund:

Assets:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks(a)	$43,466,916	$–	$–	$43,466,916
Short Term Investment	469,920	–	–	469,920

TOTAL	$43,936,836	$–	$–	$43,936,836

Vulcan Value Partners Small Cap Fund:

Assets:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks(a)	$23,650,294	$–	$–	$23,650,294
Short Term Investment	4,125,195	–	–	4,125,195

TOTAL	$27,775,489	$–	$–	$27,775,489

(a) For detailed Industry descriptions, see the accompanying Statement of Investments.

For the period ended January 31, 2011 the Funds did not have any significant transfers between Level 1 and Level 2 securities. For the period ended January 31, 2011, the Funds did not have any securities which used significant unobservable inputs (Level 3) in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Investment Transactions: Investment and shareholder transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern time. As available and as provided by an appropriate pricing service, translation of foreign

Additional Information

January 31, 2011

security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m. Eastern time, which approximates the close of the London Exchange.

Forward Foreign Currency Transactions: The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in each Fund’s financial statements. The Funds record realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. The Funds did not have forward foreign currency contracts at January 31, 2011.

Expenses: Some expenses of the Trust can be directly attributed to the Funds. Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets.

Use of Estimates: Each Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect (a) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and (b) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Federal Income Taxes: Each Fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made.

Distributions to Shareholders: Each Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income each Fund receives from its investments, including distributions of short-term capital gains. Capital gain distributions are derived from gains realized when each Fund sells a security it has owned for more than a year. Each Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for each Fund to avoid or reduce taxes. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by each Fund.

2. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

As of January 31, 2011, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

Additional Information

January 31, 2011

	Vulcan Value Partners Fund	Vulcan Value Partners Small Cap Fund
Gross appreciation (excess of value over tax cost)	$2,948,046	$2,584,191
Gross depreciation (excess of tax cost over value)	(478,939)	(234,067)

Net unrealized appreciation	2,469,107	2,350,124

Cost of investments for income tax purposes	$41,467,729	$25,425,365

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	March 25, 2011

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (Principal Financial Officer)

Date:	March 25, 2011